SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) segments	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Property, plant and equipment
Property, plant and equipment, at cost	$ 611.6	$ 592.5	$ 556.4
Less: Accumulated depreciation	(204.7)	(164.3)	(114.7)
Property, plant and equipment, net	$ 406.9	$ 428.2	441.7
Number of operating segment	3	1
Machinery and equipment
Property, plant and equipment
Property, plant and equipment, at cost	$ 300.5	$ 280.7	254.8
Machinery and equipment | Minimum
Property, plant and equipment
Property, plant and equipment, useful life		10 years
Machinery and equipment | Maximum
Property, plant and equipment
Property, plant and equipment, useful life		12 years
Building
Property, plant and equipment
Property, plant and equipment, at cost	253.8	$ 243.2	234.0
Building | Minimum
Property, plant and equipment
Property, plant and equipment, useful life		30 years
Building | Maximum
Property, plant and equipment
Property, plant and equipment, useful life		40 years
Land
Property, plant and equipment
Property, plant and equipment, at cost	47.1	$ 46.7	51.7
Construction in progress
Property, plant and equipment
Property, plant and equipment, at cost	$ 10.2	$ 21.9	$ 15.9